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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

P. O. Box 32760, Louisville, Kentucky 40232-2760
(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.	Carol Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P. O. Box 32760	780 North Water Street
Louisville, Kentucky 40232-2760	Milwaukee, Wisconsin 53202
(Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS.

The Annual Report to Shareholders follows.

September 29, 2009

Dear Shareholders:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. (“HLGF” or the “Fund”) for the year ended August 31, 2009.

The Federal Reserve (the “Fed”) last met September 23, 2009 and left the federal funds rate unchanged. The federal funds rate is the rate charged on overnight loans between banks. This rate has been left unchanged since the Fed’s meeting held December 16, 2008 when the federal funds rate was lowered to a target range of 0% - .25%, the lowest level on record. In its accompanying policy statement, the Fed provided its most upbeat assessment yet on the economy stating, “Information received since the Federal Open Market Committee met in August suggests that economic activity has picked up following its severe downturn.” The statement went on to say that although economic activity is likely to remain weak for a time, the Fed anticipates that its policy actions to stabilize financial markets will support a strengthening of economic growth and a gradual return to higher levels of utilization of resources but with price stability. This indicates the Fed expects inflation to remain subdued for some time to come. The Fed reiterated that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.

Keeping the fed funds rate unchanged means other rates such as commercial banks’ prime lending rate also remain unchanged. The prime lending rate is currently at 3.25%, the lowest in decades. Rates that directly impact consumers such as home equity loans, credit cards and other consumer loans are tied to the prime lending rate. Keeping that rate historically low encourages people and businesses to increase spending which aids economic growth.

What a difference a year makes. One year ago, on September 29, 2008, the Dow Jones Industrial Average (“DJIA”) suffered its worst single day point drop in history, falling nearly 778 points after the House of Representatives rejected the first draft of the $700 billion financial rescue plan. A few days later, the Troubled Asset Relief Program (“TARP”) passed the House with some saying the fear of another big sell-off made them change their minds. However, the market turbulence didn’t end with the passage of TARP. Over the next several months, the DJIA suffered its second, fourth and fifth largest one day point drops ever but also its second and third biggest single day point gains in history. Another market indicator, the S&P 500, moved up or down at least 3% in a single day 29 times during the time period between the day Lehman Brothers collapsed on September 15, 2008 and the end of 2008. Fortunately for investors, days of such market volatility appear to have ended for now. The S&P 500 has experienced a 3% or more swing only 20 times so far this entire year. Many economists take reduced volatility to be a sign of early economic recovery.

One of the various programs initiated to bolster confidence and create liquidity in the nation’s banking system and credit markets was the Temporary Liquidity Guarantee Program (“TLGP”) created by the Federal Deposit Insurance Corporation (“FDIC”). One component of the TLGP was the Debt Guarantee Program which guaranteed the payment of newly issued senior unsecured debt of participating organizations issued between October 14, 2008 and June 30, 2009. The issuance period for participating entities was later extended until October 31, 2009. Depending on the issuance date, the guarantee on these debts will expire between June 30 and December 31, 2012. Debt issued under the TLGP is backed by the full faith and credit of the United States.

The Fund has purchased some debt securities issued under the TLGP. The guarantee of payment by the FDIC along with competitive rates, make these issues an attractive investment for the Fund. These investments are shown under the heading FDIC Guaranteed Corporate Floating Rate Notes on the Schedule of Investments included in this report. All securities held by the Fund have the highest ratings available from both Standard & Poor’s and Moody’s. The portfolio allocation at August 31, 2009 is shown here:

Portfolio Allocation1

1  As a percentage of total investments at August 31, 2009. Investments are subject to change daily.

All money market fund investors have seen yields on their funds fall sharply so far this year. Yields are at an all time low and at least one quarter of all money market funds yield nothing at all. With rates at these historically low levels, J.J.B. Hilliard, W.L. Lyons LLC (the “Adviser”) voluntarily agreed to waive a portion of its advisory fees beginning on January 16, 2009. The full amount of the management fee is currently being waived. Beginning on August 10, 2009, the Adviser also agreed to voluntarily waive a portion of it administration services fee. These voluntary fee waivers reduce the Fund’s expenses and add to the dividends paid to shareholders. The Adviser may discontinue or modify these voluntary fee waivers at its discretion. For more information on these voluntary fee waivers please see Note B.

Money market funds are required to maintain an average maturity of 90 days or less which causes their yields to respond fairly quickly to changes in short term interest rates. Many economists believe the Fed will hold rates at current historically low levels through the first quarter of 2010. When rates rise as they eventually will, money market yields will rise as well.

In this time of economic uncertainty, HLGF remains committed to offering its shareholders a money market fund that offers both a high degree of credit safety and the highest level of current income consistent with the preservation of capital. HLGF is one of the only money market funds that still offers its shareholders unlimited, completely free check-writing. We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and take the responsibility of managing your investment seriously.

JOSEPH C. CURRY, JR.	DIANNA P. WENGLER
President	Senior Vice President and Treasurer

UNDERSTANDING YOUR FUND’S EXPENSES—(UNAUDITED)

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund’s expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period March 1, 2009 to August 31, 2009. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund’s actual expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Net Annualized Expense Ratio	Expenses Paid During Period*

Actual Fund Return	$1,000.00	$1,001.06	.48%	$2.42
Hypothetical 5% Return	$1,000.00	$1,022.77	.48%	$2.45

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period; multiplied by 184/365 (to reflect the one-half year period).

INFORMATION ABOUT PROXY VOTING BY THE FUND—(UNAUDITED)

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

INFORMATION ABOUT THE FUND’S PORTFOLIO HOLDINGS—(UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
August 31, 2009

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES*—83.2%***
$25,000,000	Federal Home Loan Bank	0.142%		09/01/09		$25,000,000
25,000,000	Federal Farm Credit Bank	0.830	(a)	09/01/09	(b)	25,000,000
30,000,000	Federal Farm Credit Bank	0.750	(a)	09/01/09	(b)	30,000,000
45,000,000	Federal Farm Credit Bank	0.360	(a)	09/01/09	(b)	45,000,000
50,000,000	Federal Farm Credit Bank	0.350	(a)	09/01/09	(b)	49,740,224
30,000,000	Federal Home Loan Bank	0.167		09/02/09		29,999,863
8,000,000	Federal Home Loan Bank	0.656	(a)	09/02/09	(b)	7,992,822
20,000,000	Federal Home Loan Bank	0.162		09/03/09		19,999,822
55,000,000	Federal Farm Credit Bank	0.371	(a)	09/03/09	(b)	55,000,000
20,000,000	Federal Home Loan Bank	0.177		09/04/09		19,999,708
64,500,000	Federal Farm Credit Bank	0.529	(a)	09/04/09	(b)	64,480,394
25,000,000	Federal Home Loan Bank	0.112		09/08/09		24,999,465
25,000,000	Federal Home Loan Bank	0.206	(a)	09/08/09	(b)	24,978,699
20,000,000	Federal Home Loan Bank	0.167		09/09/09		19,999,267
60,000,000	Federal Home Loan Bank	0.650	(a)	09/10/09	(b)	60,001,418
16,000,000	Federal Home Loan Bank	0.162		09/11/09		15,999,289
23,000,000	Federal Home Loan Bank	0.227	(a)	09/13/09	(b)	22,996,770
25,000,000	Federal Home Loan Bank	0.162		09/14/09		24,998,556
25,000,000	Federal Home Loan Bank	0.132		09/15/09		24,998,736
20,000,000	Federal Home Loan Bank	0.449	(a)	09/15/09	(b)	19,987,929
25,000,000	Federal Home Loan Bank	0.127		09/16/09		24,998,698
6,095,000	Federal Home Loan Bank	0.122		09/18/09		6,094,655
18,250,000	Federal Home Loan Bank	0.188		09/18/09		18,248,406
20,000,000	Federal Home Loan Bank	0.132		09/21/09		19,998,556
20,000,000	Federal Home Loan Bank	0.132		09/22/09		19,998,483
23,000,000	Federal Home Loan Bank	0.177		09/23/09		22,997,540
15,000,000	Federal Home Loan Bank	0.122		09/25/09		14,998,800
18,300,000	Federal Home Loan Bank	0.494	(a)	09/26/09	(b)	18,276,044
22,000,000	Federal Home Loan Bank	0.112		09/28/09		21,998,185
20,000,000	Federal Home Loan Bank	0.132		09/29/09		19,997,978
30,000,000	Federal Home Loan Bank	0.183		09/30/09		29,995,650
20,000,000	Federal Home Loan Bank	0.198		10/02/09		19,996,642
41,500,000	Federal Home Loan Bank	0.538	(a)	10/05/09	(b)	41,500,249
45,750,000	Federal Home Loan Bank	0.388	(a)	10/06/09	(b)	45,732,199
25,000,000	Federal Home Loan Bank	0.172		10/07/09		24,995,750
25,000,000	Federal Home Loan Bank	0.203		10/09/09		24,994,722
55,000,000	Federal Home Loan Bank	0.435	(a)	10/13/09	(b)	55,001,147
90,000,000	Federal Home Loan Bank	0.410	(a)	10/13/09	(b)	90,015,307
47,000,000	Federal Home Loan Bank	0.349	(a)	10/15/09	(b)	47,022,863
78,000,000	Federal Home Loan Bank	0.459	(a)	10/15/09	(b)	77,996,359

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS - continued
August 31, 2009

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES*—83.2%***
$25,000,000	Federal Home Loan Bank	0.142%		10/23/09		$ 24,994,944
33,600,000	Federal Farm Credit Bank	0.353	(a)	10/23/09	(b)	33,584,195
90,000,000	Federal Home Loan Bank	0.434	(a)	10/27/09	(b)	89,998,431
55,000,000	Federal Home Loan Bank	0.452	(a)	10/28/09	(b)	55,006,615
20,000,000	Federal Home Loan Bank	0.147		10/30/09		19,995,247
72,500,000	Federal Home Loan Bank	0.394	(a)	11/10/09	(b)	72,464,957
66,030,000	Federal Home Loan Bank	0.396	(a)	11/19/09	(b)	66,013,621
21,500,000	Federal Home Loan Bank	0.264		12/08/09		21,484,783
27,565,000	Federal Home Loan Bank	0.294		01/04/10		27,537,244

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost—$1,667,111,232)					1,667,111,232

	FDIC GUARANTEED CORPORATE FLOATING RATE NOTES**—16.8%***
22,000,000	Bank of America NA	0.546	(a)	07/29/10	(b)	22,075,961
42,000,000	Citigroup Funding Inc.	0.591	(a)	07/30/10	(b)	42,042,248
30,000,000	Bank of America NA	0.659	(a)	09/13/10	(b)	30,035,946
48,600,000	American Express Bank, FSB	1.126	(a)	12/10/10	(b)	49,061,184
17,500,000	KeyCorp	1.279	(a)	12/15/10	(b)	17,535,650
10,000,000	SunTrust Bank	1.274	(a)	12/16/10	(b)	10,019,234
64,400,000	General Electric Capital Corp.	0.728	(a)	03/11/11	(b)	64,528,282
20,000,000	Goldman Sachs Group Inc.	0.709	(a)	03/15/11	(b)	20,072,204
22,000,000	Goldman Sachs Group Inc.	0.714	(a)	11/09/11	(b)	22,088,829
58,000,000	General Electric Capital Corp.	1.563	(a)	12/09/11	(b)	59,129,350

	TOTAL FDIC GUARANTEED CORPORATE FLOATING RATE NOTES
	(at amortized cost—$336,588,888)					336,588,888

	TOTAL INVESTMENTS—100.0%
	(at amortized cost—$2,003,700,120****)					2,003,700,120

	OTHER ASSETS LESS LIABILITIES—0.0%					456,722

	NET ASSETS—100.0%					$ 2,004,156,842

*	Obligations of U.S. Government sponsored enterprises are not issued or guaranteed by the United States Treasury.
**

This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) and is backed by the full faith and credit of the United States. Details of the TLGP can be found on the FDIC’s website, www.fdic.gov/tlgp.

***	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
****	Also represents cost for federal income tax purposes.
(a)	Floating or variable rate security. The interest rate shown is the rate in effect as of August 31, 2009.
(b)	The maturity date shown is either the readjustment date of the interest rate or the stated maturity date on the security.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2009

ASSETS
Investments, (at amortized cost which approximates fair value)
(identified and tax cost—$2,003,700,120)	$2,003,700,120
Cash	302
Interest receivable	1,178,856
Prepaid expenses	8,396

TOTAL ASSETS	2,004,887,674

LIABILITIES
Dividends payable	8,933
Due to affiliates—Note B
Shareholder services fee	356,885
Administration services fee	292,499
Accrued directors’ fees	3,202
Accrued expenses	69,313

TOTAL LIABILITIES	730,832

NET ASSETS	$2,004,156,842

Shares of beneficial interest outstanding	2,004,156,842

Net asset value, offering and redemption price per share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF OPERATIONS
For the year ended August 31, 2009

INVESTMENT INCOME
Interest	$26,611,038

EXPENSES
Investment advisory fee—Note B	5,617,387
Shareholder services fee—Note B	4,130,886
Administration services fee—Note B	3,594,519
Printing and other expenses	479,875
Custodian fees and expenses	248,735
Directors’ fees	129,000
Insurance expense	99,701
Professional fees	98,885
Registration fees	75,150
Transfer agent fees and expenses	47,290

Total expenses	14,521,428

Waiver of investment advisory fee—Note B	(2,872,158)
Waiver of administration services fee—Note B	(20,703)

Total fee waivers	(2,892,861)

Total net expenses	11,628,567

Net investment income	14,982,471

Net increase in net assets resulting from operations	$14,982,471

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended August 31,

	2009	2008

FROM OPERATIONS
Net investment income	$14,982,471	$47,712,472

Net increase in net assets resulting from operations	14,982,471	47,712,472

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(14,982,471)	(47,712,472)

Total dividends	(14,982,471)	(47,712,472)

FROM CAPITAL SHARE TRANSACTIONS
Net capital share transactions (at $1.00 per share)—Note C	329,486,997	31,638,517

NET ASSETS
Beginning of year	1,674,669,845	1,643,031,328

End of year	$2,004,156,842	$1,674,669,845

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
FINANCIAL HIGHLIGHTS

     The following table includes selected data for a share of capital stock outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	For the years ended August 31,

	2009		2008	2007	2006	2005

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.01	(a)	0.03	0.04	0.04	0.02	(a)

Total from investment operations	0.01		0.03	0.04	0.04	0.02

Less distributions:
From net investment income	(0.01)		(0.03)	(0.04)	(0.04)	(0.02)

Total distributions	(0.01)		(0.03)	(0.04)	(0.04)	(0.02)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total investment return	0.79%		2.82%	4.56%	3.70%	1.70%

SUPPLEMENTAL DATA
Net assets, end of year
(000’s omitted)	$2,004,157		$1,674,670	$1,643,031	$1,396,088	$1,378,492

RATIOS TO AVERAGE NET ASSETS
Operating expenses	0.58	%(b)	0.74%	0.76%	0.80%	0.79	%(c)
Net investment income	0.75	%(b)	2.76%	4.47%	3.64%	1.69	%(c)

(a)	Net of voluntary investment advisory and administration services fee waivers by the Adviser.
(b)

Net of voluntary investment advisory and administration services fee waivers by the Adviser. If the Fund had paid the full investment advisory and administration services fees, the ratios of expenses and net investment income to average net assets would have been .73% and .60% respectively, for the year ended August 31, 2009.

(c)

Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at .79% and 1.69% respectively, for the year ended August 31, 2005.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2009

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation which approximates fair value for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the “Board”) monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments at August 31, 2009.

Level 2

U.S. Government Sponsored Enterprises	$1,667,111,232
FDIC Guaranteed Corporate Floating Rate Notes	336,588,888

Total	$2,003,700,120

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS — continued
August 31, 2009

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s tax returns for each of the four years ended August 31, 2009 are subject to such review.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared and recorded as a dividend payable to shareholders of record daily and is paid monthly. There is no difference between book basis and tax basis of distributable earnings. The tax character of distributions paid during 2009 and 2008 was as follows:

	For the years ended August 31,

	2009	2008

Distributions paid from ordinary income	$14,982,471	$47,712,472

Total distributions	$14,982,471	$47,712,472

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Events: Management evaluated events that occurred from August 31, 2009 through October 15, 2009, the date the financial statements were issued and determined that no events occurred that required recognition or disclosure.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS — continued
August 31, 2009

NOTE B — INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

The investment advisory agreement with J.J.B. Hilliard, W.L. Lyons, LLC (the “Adviser”) was approved by the Board of Directors of the Fund, including a majority of the directors who are unaffiliated with the Fund, on December 17, 2007 and by shareholders of the Fund on April 17, 2008. The investment advisory agreement shall continue in effect for a period of two years. Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund’s investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund’s Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee at the annual rates of 1/2 of 1% on the first $200 million of average daily net assets, 3/8 of 1% on the next $100 million of average daily net assets, and 1/4 of 1% on the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, all brokers’ commissions and other normal charges incident to the purchase and sale of portfolio securities, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% on the first $30 million of average daily net assets and 1% on the average daily net assets over $30 million. There was no reimbursement required for the year ended August 31, 2009. The Adviser voluntarily agreed to waive a portion of its advisory fee beginning January 15, 2009. The Adviser may discontinue or modify any such waiver at its discretion. For the year ended August 31, 2009, the Adviser earned $5,617,387 before the voluntary waiver of $2,872,158. At August 31, 2009, the Adviser was voluntarily waiving the full amount of its advisory fee.

The Fund has entered into a separate Omnibus Account Agreement (the “Omnibus Agreement”) with the Adviser to provide shareholder and administration services to the Fund. Under the Omnibus Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Omnibus Agreement, the Adviser receives a shareholder services fee from the Fund at the annual rate of 25 basis points on the first $1.25 billion of average daily net assets, 15 basis points on the next $250 million of average daily net assets, 13 basis points on the next $500 million of average daily net assets, 10 basis points on the next $250 million of average daily net assets and 5 basis points on average daily net assets exceeding $2.25 billion. The Adviser also receives an administration services fee from the Fund at the annual rate of 18 basis points on the Fund’s average daily net assets. Such fees are accrued daily and paid monthly. The Adviser voluntarily agreed to waive a portion of its administration services fee beginning August 10, 2009. The Adviser may discontinue or modify any such waiver at its discretion. For the year ended August 31, 2009, the Adviser earned $4,130,886 from the Fund for the shareholder services fee and $3,594,519 before the voluntary waiver of $20,703 for the administration services fee. At August 31, 2009, the Fund owed the Adviser $356,885 for the shareholder services fee and $292,499 for the administration services fee, net of the voluntary waiver.

The Fund pays each director not affiliated with the Adviser an annual fee plus a fee for each meeting of the board or committee of the board attended. Total fees paid to directors for the year ended August 31, 2009 were $129,000. Transfer agent fees are paid to State Street Bank & Trust Co.

Certain officers of the Fund are also officers of the Adviser.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS — continued
August 31, 2009

NOTE C — CAPITAL STOCK

At August 31, 2009, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $2,004,156,842. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

	For the years ended August 31,

	2009	2008

Shares sold	5,679,122,320	5,686,661,581
Shares issued to shareholders in reinvestment of dividends	15,770,741	48,556,747
Less shares repurchased	(5,365,406,064)	(5,703,579,811)

Net increase in capital shares	329,486,997	31,638,517

NOTE D — INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Hilliard-Lyons Government Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hilliard-Lyons Government Fund, Inc. (the “Fund”) as of August 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to August 31, 2008, were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hilliard-Lyons Government Fund, Inc. as of August 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
October 15, 2009

HILLIARD-LYONS GOVERNMENT FUND, INC.
MANAGEMENT INFORMATION CHART
(UNAUDITED)

Name and Address Independent Directors	Positions Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Lindy B. Street	Director and	Indefinite; director	Retired; former Senior Vice	1	None
406 Wynfield Close Court	Chair of the	since November 2,	President of Marketing and
Louisville, KY 40206	Board	1999; Chair since	Public Affairs of
Age: 63		December 2, 2005	Columbia/HCA Healthcare
Corporation

J. Robert Shine	Director and	Indefinite; since	Chairman and Certified Public	1	None
222 East Market Street	Chair of the	October 17,1989	Accountant, Monroe Shine &
New Albany, IN 47150	Audit		Co., Inc., an accounting firm
Age: 85	Committee

William A. Blodgett, Jr.	Director	Indefinite; since	Senior Vice President and	1	None
850 Dixie Highway		December 2, 2005	Deputy General Counsel,
Louisville, KY 40210			Brown-Forman Corporation, a
Age: 62			producer and marketer of fine
wines and spirits

Gregory A. Wells	Director and	Indefinite; since	Executive Vice President and	1	None
10172 Linn Station Road	Chair of the	December 2, 2005	Chief Financial Officer of NTS
Louisville, KY 40223	Nominating		Development Company, a real
Age: 50	Committee		estate development company;
Chief Financial Officer,
Treasurer and Secretary of
NTS Mortgage Income Fund,
Inc., a real estate investment
corporation

Additional information about the Fund’s directors is contained in the Statement of Additional Information (“SAI”) constituting Part B of the Fund’s Registration Statement on Form N-1A filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC’s Internet web site, www.sec.gov and at the Adviser’s web site, www.hilliard.com. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who requests by calling the Adviser at (800) 444-1854 (toll-free).

HILLIARD-LYONS GOVERNMENT FUND, INC.
MANAGEMENT INFORMATION CHART — continued
(UNAUDITED)

Officers of the Fund	Positions Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Joseph C. Curry, Jr.	President	Annually;	Senior Vice President and	N/A	N/A
500 West Jefferson Street	and Anti-	President since	Director of Fund
Louisville, KY 40202	Money	December 18,	Administration, J.J.B. Hilliard,
Age: 64	Laundering	1986; AML	W.L. Lyons, LLC; Senior Vice
	(“AML”)	Compliance Officer	President and Treasurer, DNP
	Compliance	since June 19,	Select Income Fund Inc.; Vice
	Officer	2002	President and Assistant
Treasurer, Senbanc Fund

Dianna P. Wengler	Senior Vice	Annually; Senior	Vice President and Associate	N/A	N/A
500 West Jefferson Street	President	Vice President	Director of Fund
Louisville, KY 40202	and	since December	Administration, J.J.B. Hilliard,
Age: 49	Treasurer	13, 2006; Vice	W.L. Lyons, LLC; Vice
		President from	President and Assistant
		June 23, 1998 to	Secretary, DNP Select
		December 13,	Income Fund Inc.
2006; Treasurer
since June 23,
1998

Edward J. Veilleux	Vice	Annually; Since	President, EJV Financial	N/A	N/A
5 Brook Farm Court	President	July 23, 2004	Services, LLC, a mutual fund
Hunt Valley, MD 21030	and Chief		consulting firm
Age: 66	Compliance
Officer

Stephanie J. Ferree	Assistant	Annually; Assistant	Fund Administrator I, J.J.B.	N/A	N/A
500 West Jefferson Street	Vice	Vice President	Hilliard, W.L. Lyons, LLC
Louisville, KY 40202	President	since December 13,
Age: 31	and	2006;
	Secretary	Secretary since
December 11,
2003

Timothy P. Riordan	Assistant	Annually; Since	Vice President and Fund	N/A	N/A
500 West Jefferson Street	Vice	December 13,	Administrator III, J.J.B. Hilliard,
Louisville, KY 40202	President	2006	W.L. Lyons, LLC
Age: 45

HILLIARD-LYONS GOVERNMENT FUND, INC.

500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Investment Adviser, Administrator
and Distributor

J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Custodian and Transfer Agent

State Street Bank and Trust Company
John Adams Building — 2N
1776 Heritage Drive
North Quincy, Massachusetts 02105

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent
Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS

Lindy B. Street - Chair
William A. Blodgett, Jr.
J. Robert Shine
Gregory A. Wells

OFFICERS

Joseph C. Curry, Jr. – President

Dianna P. Wengler – Senior Vice President
and Treasurer

Edward J. Veilleux – Vice President
and Chief Compliance Officer

Stephanie J. Ferree – Assistant Vice President
and Secretary

Timothy P. Riordan – Assistant Vice President

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Hilliard-Lyons
Government Fund, Inc.
Annual Report
August 31, 2009

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the code, nor were there any implicit or explicit waivers to the provisions of the code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that there are two financial experts serving on the audit committee. Mr. J. Robert Shine and Mr. Gregory A. Wells are the audit committee financial experts and are considered to be independent in accordance with Commission rules. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit fees for fiscal years ended August 31, 2009 and August 31, 2008 were $18,500 and $18,000, respectively.
(b) Audit-related fees for fiscal years ended August 31, 2009 and August 31, 2008 were $1,200 and $1,500, respectively. All fees are for out-of-pocket expenses and review of the semi-annual report.
(c) Tax fees for fiscal years ended August 31, 2009 and August 31, 2008 were $2,500 and $2,500, respectively. All fees are for preparation of the U.S. income tax returns Form 1120-RIC and U.S. excise tax Form 8613.
(d) There were no other fees for the fiscal year ended August 31, 2009 and August 31, 2008.
(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.
(e)(2) In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit, audit-related and tax services provided by the principal accountant during fiscal years 2009 and 2008.
(f) All of the principal accountant’s hours spent auditing the registrant’s financial statements for fiscal year 2009 were attributed to work performed by full-time permanent employees of the principal accountant.
(g) During the last two fiscal years, there were no non-audit services rendered by the principal accountant to registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.
(h) Not applicable.

“Audit fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements. “Audit-related fees” are fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. “Tax fees” are fees billed for professional services rendered by the principal accountant for preparation of tax forms, tax compliance, tax advice and tax planning.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	INVESTMENTS.

	(a)	Schedule of Investments. Included as part of the report to shareholders under Item 1 of this Form.

	(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940 (the “1940 Act”) – Not Applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

	(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Code of Ethics. Incorporated by reference to the registrant’s Form N-CSR filed October 29, 2004.

	(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(a)(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act. Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr.
President
(Principal Executive Officer)

Date: October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler

Dianna P. Wengler
Senior Vice President and Treasurer
(Principal Financial Officer)

Date: October 29, 2009

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr.
President
(Principal Executive Officer)

Date: October 29, 2009

Exhibit (a)(2)

Certifications

I, Dianna P. Wengler, certify that:

1.	I have reviewed this report on Form N-CSR of Hilliard-Lyons Government Fund, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: October 29, 2009

/s/ Dianna P. Wengler
Dianna P. Wengler
Senior Vice President and Treasurer
(Principal Financial Officer)

Exhibit (a)(2)

Certifications

I, Joseph C. Curry, Jr., certify that:

1.	I have reviewed this report on Form N-CSR of Hilliard-Lyons Government Fund, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: October 29, 2009

/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President
(Principal Executive Officer)

Exhibit (b)

CERTIFICATION PURSUANT TO
SECTION 906 OF THE SARBANES-OXLEY ACT

In connection with the Annual Report of Hilliard-Lyons Government Fund, Inc. (the “Company”) on Form N-CSR for the year ended August 31, 2009 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, Dianna P. Wengler, Senior Vice President and Treasurer of the Company, certify, pursuant to 18 U.S.C. ss. 1350, as adopted pursuant to ss. 906 of the Sarbanes-Oxley Act of 2002, that:

1. The Report fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date: October 29, 2009

/s/ Dianna P. Wengler
Dianna P. Wengler
Senior Vice President and Treasurer
(Principal Financial Officer)

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request. This certification shall not be deemed as filed by the Company for purposes of the Securities Exchange Act of 1934.

Exhibit (b)

CERTIFICATION PURSUANT TO
SECTION 906 OF THE SARBANES-OXLEY ACT

In connection with the Annual Report of Hilliard-Lyons Government Fund, Inc. (the “Company”) on Form N-CSR for the year ended August 31, 2009 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, Joseph C. Curry, Jr., President of the Company, certify, pursuant to 18 U.S.C. ss. 1350, as adopted pursuant to ss. 906 of the Sarbanes-Oxley Act of 2002, that:

1. The Report fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date: October 29, 2009

/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President
(Principal Executive Officer)

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request. This certification shall not be deemed as filed by the Company for purposes of the Securities Exchange Act of 1934.